Condensed Financial Information of the Parent Company - Schedule of Consolidated Financial Statements (Details) - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Investment in subsidiaries and VIE		$ 8,405,375	$ 6,838,351
Total assets		25,202,229	19,560,412
LIABILITIES		14,179,220	12,297,066
COMMITMENTS AND CONTINGENCIES
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 and 5,166,667 shares issued and outstanding as of September 30, 2020 and 2019, respectively	[1]	580	517
Additional paid-in capital		5,251,205	5,040,156
Retained earnings		5,072,672	2,368,512
Accumulated other comprehensive loss		(388,102)	(828,243)
Total Bon Natural Life Limited shareholders' equity		10,516,277	6,838,351
Total liabilities and Bon Natural Life Limited shareholders' equity		25,202,229	19,560,412
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE		3,026,673	2,573,803
NET INCOME		3,026,673	2,573,803
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS		450,234	(281,699)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED		3,466,814	2,291,906
Net income		3,026,673	2,573,803
Equity in earnings of subsidiary and VIEs		(3,026,673)	(2,573,803)
Net cash used in operating activities		2,643,076	7,104,822
CHANGES IN CASH AND RESTRICTED CASH
CASH AND RESTRICTED CASH, beginning
CASH AND RESTRICTED CASH, end

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.